Nature of the Business and Summary of Significant Accounting Policies - Schedules of Concentration of Risk by Risk Factor - Gross Sales Revenue (Detail)	12 Months Ended
Dec. 31, 2014
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Sanofi [Member]
Concentration Risk [Line Items]
Customer's accounted for more than 10% percent gross revenue	90.00%